Vessels, Net	6 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Vessels, Net	Vessels, Net
Vessels, net are comprised of the following:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2020	$1,357,460	$(415,296)	$942,164
Transfer from Advances for vessels	14,247	—	14,247
Transfer to Assets Held for Sale	(126,672)	56,551	(70,121)
Depreciation expense	—	(26,330)	(26,330)
Balance, June 30, 2021	$1,245,035	$(385,075)	$859,960

Transfer from Advances for vessels represent advances paid for vessels under construction and vessels acquisitions which were delivered to the Company, completed vessel improvements in respect of ballast water treatment systems (“BWTS”) and sulfur oxide exhaust gas cleaning systems (“Scrubbers”).

•During the six-month period ended June 30, 2021 the Company accepted delivery of Paraskevi 2.

Consistent with prior practices, we reviewed all our vessels for impairment and none were found to be impaired as at December 31, 2020 and June 30, 2021.

As of June 30, 2021, 25 vessels owned by the Company with a carrying value of $568,176 had been provided as collateral to secure, through first priority mortgages, certain of the Company’s loans and credit facilities while for 11 vessels with a carrying value of $277,840, title of ownership is held by the relevant lender to secure the relevant sale and lease back financing transactions. See further Note 5.